Corporate information (Details) $ in Millions			1 Months Ended	6 Months Ended
	Jan. 01, 2029	Jan. 01, 2021	Feb. 28, 2017 USD ($) subsidiary	Jun. 30, 2022 subsidiary
License agreement | Minimum
Corporate information
Contingent royalty receivable		10.00%
Biogen Inc.
Corporate information
Number of subsidiaries			2
Revenue | $			$ 1,250
Danish
Corporate information
Number of subsidiaries				2
Forecast | License agreement | Maximum
Corporate information
Contingent royalty receivable	20.00%